Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments and Fair Value Disclosures [Abstract]
Derivative Instruments - Balance Sheet Location
		December 31, 2014	December 31, 2015
	Balance Sheet Location	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Non-Current Assets - Interest rate swaps	$(66,475)	$-
Interest rate swaps	Current liabilities - Interest rate swaps	589,896	18,700
Interest rate swaps	Long-Term Liabilities - Interest rate swaps	17,369	-
Total derivatives		$540,790	$18,700

Effect of Derivative Instruments designated as hedging instruments (Loss Recognized in Accumulated Other Comprehensive Loss - Effective Portion)
	Year Ended December 31,
	2014	2015
Interest rate swaps	$131,238	$-
Total	$131,238	$-

Effect of Derivative Instruments designated as hedging instruments (Location of Loss Transferred from Accumulated Other Comprehensive Loss in Statements of Comprehensive Loss - Effective Portion)
		Year Ended December 31,
		2014	2015
Interest rate swaps - Realized Loss	Interest and finance costs	$(98,656)	$-
Total		$(98,656)	$-

Effect of Derivative Instruments not designated as hedging instruments
		Year Ended December 31,
	Location of Gain / (Loss) Recognized	2014	2015
Interest rate swaps - Fair value	Loss on derivatives, net	$504,602	$522,090
Interest rate swaps - Realized Loss	Loss on derivatives, net	(892,342	) (735,097)
Net loss on derivatives		$(387,740)	$(213,007)

Summary of Valuation of Interest Rate Swaps
Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2014	December 31, 2015
Interest rate swaps - asset	$(66,475)	$-
Interest rate swaps - liability	607,265	18,700
Total	$540,790	$18,700

Summary of Valuation of Advances for vessels under construction
	Significant Other Observable Inputs (Level 2)	Loss
Advances for vessels under construction	$10,845,000	$43,878,294